PGIM AAA CLO ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.4%
Asset-Backed Securities
Collateralized Loan Obligations
720 East CLO Ltd. (Cayman Islands), Series 2023-IA, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275%(c)	04/15/38	40,000	$40,125,816
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.084(c)	07/20/34	18,250	18,255,369
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	10/20/34	37,625	37,640,095
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.170(c)	07/21/38	25,000	25,073,397
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37	23,550	23,628,009
Series 2022-21A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.230(c)	10/21/37	25,000	25,080,605
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	01/20/37	15,000	15,006,249
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.034(c)	04/20/38	10,000	10,005,164
Series 2023-24A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.330(c)	03/31/38	19,600	19,670,295
Series 2024-30RA, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.400(c)	04/21/37	20,000	20,071,898
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.344(c)	07/20/37	15,000	15,045,771
Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.296(c)	01/20/35	537	537,249

AIMCO CLO Ltd. (United Kingdom), Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.244(c)	07/20/37	17,065	17,120,724
AIMCO CLO Ltd. (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.282(c)	07/17/37	5,185	5,201,944
Allegany Park CLO Ltd. (Cayman Islands), Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	01/20/35	6,000	6,002,415
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	5.419(c)	04/28/37	11,095	11,138,520
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.335(c)	07/15/37	25,000	25,067,207
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.404(c)	03/19/38	20,000	20,069,004
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	01/20/37	10,000	10,028,950
Apidos CLO (Cayman Islands),
Series 2016-25A, Class A1R3, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	01/20/37	34,655	34,639,360
Series 2021-37A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.249(c)	10/22/34	18,400	18,411,544
Series 2024-50A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	01/20/38	39,527	39,642,300

Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.187(c)	01/22/38	8,450	8,474,673
ARES CLO Ltd. (Cayman Islands), Series 2017-44A, Class A1RR, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.035(c)	04/15/34	48,350	48,349,096
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.306(c)	07/20/32	245	244,753
Series 2019-15A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.080(c)	10/23/32	1,394	1,395,470
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.610(c)	10/23/32	2,000	2,003,915
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.944(c)	10/20/34	35,000	35,000,000
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	01/20/38	10,000	10,031,385

Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.414(c)	07/20/37	5,250	5,270,931
Bain Capital Credit CLO (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.114(c)	04/19/34	13,770	13,774,131
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.037(c)	10/20/36	40,000	39,985,068
Series 2021-04A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.084(c)	10/20/34	9,502	9,503,803
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.960(c)	10/21/34	15,000	15,003,709
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.374(c)	07/16/37	6,400	6,419,754

Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.274(c)	10/16/37	10,000	10,033,225
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.174(c)	10/20/35	43,210	43,188,395
Series 2023-01A, Class ARR, 144A, 3 Month SOFR + 1.160% (Cap N/A, Floor 1.160%)	5.044(c)	04/20/36	46,000	45,999,292
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.214(c)	01/20/38	11,000	11,029,992
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.156(c)	10/20/31	3,168	3,169,811

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Ballyrock CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264%(c)	07/20/37	11,210	$11,249,333

Barings CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.382(c)	03/31/38	49,500	49,638,219
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.504(c)	04/20/37	1,000	1,003,833
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.297(c)	01/25/35	4,955	4,954,917
Series 2017-11A, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.995(c)	04/24/34	30,250	30,232,815
Series 2019-16A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.284(c)	01/20/38	10,000	10,034,239
Series 2020-18A, Class ARR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.085(c)	10/15/36	18,750	18,742,892
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	03/09/34	19,000	18,999,757
Series 2021-21A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.055(c)	07/15/34	15,000	14,992,510
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.325(c)	10/15/37	6,500	6,518,120
Series 2025-29A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.681(c)	03/31/38	25,700	25,780,498
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.202(c)	01/17/38	6,500	6,517,620
Series 2020-20A, Class ARR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	07/15/37	10,000	10,027,841
Series 2021-23A, Class A1R, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.958(c)	04/25/34	30,000	29,996,967
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.208(c)	01/25/38	23,500	23,573,188
Series 2024-38A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.168(c)	01/25/38	3,950	3,960,443
Birch Grove CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.284(c)	10/19/37	4,850	4,864,903
Series 2024-10A, Class A, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.247(c)	01/22/38	5,400	5,418,392
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.217(c)	01/22/38	5,500	5,516,755
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.246(c)	04/20/34	42,175	42,193,734
Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.055(c)	04/15/35	25,000	24,993,915
Series 2021-28A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.305(c)	03/31/38	25,230	25,308,816
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	10/15/34	15,850	15,849,699

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.316(c)	07/20/34	16,865	16,865,013
Brookhaven Park CLO Ltd. (United Kingdom), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.384(c)	04/19/37	765	767,676
Bryant Park Funding Ltd. (Cayman Islands), Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.181(c)	10/18/38	25,000	25,066,425
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.236(c)	07/15/31	1,402	1,402,375
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.335(c)	07/15/37	5,000	5,013,342
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.224(c)	04/15/35	10,000	10,001,854

Capital Four US CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.356(c)	01/18/35	2,753	2,754,639
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.270(c)	10/21/37	50,790	50,959,242
Series 2021-03SA, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	5.226(c)	04/15/34	16,800	16,802,377
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	03/31/38	25,000	25,072,842
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	01/15/38	15,000	15,044,322
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.434(c)	04/20/37	3,500	3,505,250
CarVal CLO Ltd. (United Kingdom),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.277(c)	10/22/37	46,500	46,630,242
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	07/20/37	46,500	46,662,750

CarVal CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37	31,030	31,132,793
Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.047(c)	01/20/35	20,000	20,000,980
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.326(c)	07/20/34	3,500	3,500,106
CBAMR Ltd. (Cayman Islands), Series 2019-11RA, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.985(c)	03/20/38	20,000	20,000,000

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204%(c)	01/18/38	11,890	$11,922,102
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37	5,000	5,016,563
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.344(c)	07/16/37	11,970	12,013,035
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.205(c)	01/15/40	34,750	34,854,278
Series 2021-04A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.220(c)	07/23/37	45,000	45,112,500
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.165(c)	01/15/38	5,000	5,010,154
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.950(c)	01/23/35	30,000	30,014,205
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.414(c)	01/16/37	1,000	1,003,320
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.484(c)	01/20/37	1,100	1,103,798
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.377(c)	04/22/37	1,000	1,003,563
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.220(c)	07/21/38	27,150	27,243,526

CIFC Funding Ltd., Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.292(c)	07/17/37	7,000	7,018,555
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A1RR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	10/20/34	30,000	29,987,874
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.484(c)	04/20/37	20,010	20,087,315
Series 2024-33A, Class AJ, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	5.714(c)	04/20/37	3,000	3,010,439
Series 2024-34A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.258(c)	01/25/38	10,000	10,034,642

CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.084(c)	01/20/35	32,600	32,593,646
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.748(c)	01/25/37	2,500	2,505,106
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	04/20/35	1,500	1,500,978
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.316(c)	07/20/34	6,000	6,000,007
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.494(c)	04/20/37	1,500	1,505,659
Series 2024-06A, Class A1, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.405(c)	07/15/37	1,000	1,004,000

Danby Park CLO Ltd. (United Kingdom), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.230(c)	10/21/37	22,210	22,281,618
Diameter Capital CLO Ltd. (Cayman Islands), Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.364(c)	07/20/37	5,500	5,517,191
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.228(c)	01/25/38	1,000	1,003,358
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.375(c)	10/15/37	4,000	4,015,982
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.404(c)	04/20/37	8,800	8,831,789
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/20/37	30,000	30,094,227
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	07/18/37	27,800	27,891,145
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.434(c)	04/20/37	11,000	11,033,000
Series 2021-05A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.265(c)	10/15/37	10,325	10,357,902
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.382(c)	01/17/37	20,000	20,069,714
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.202(c)	01/17/38	38,600	38,705,409
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.636(c)	07/17/38	25,000	25,081,527
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38	20,000	20,065,370
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37	35,500	35,618,815
Series 2023-02A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.225(c)	10/15/38	45,000	45,114,633
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.458(c)	04/25/37	16,250	16,290,625
Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.194(c)	07/20/38	55,200	55,345,568

Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.968(c)	04/25/36	40,400	40,395,556
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.012(c)	10/14/35	1,000	1,001,759
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.462(c)	10/14/35	1,000	1,002,333
Series 2023-01A, Class AR, 144A	—(p)	10/14/36	25,000	25,000,000
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.364(c)	10/20/37	7,000	7,026,724
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.314(c)	07/20/37	8,000	8,027,528

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands), (cont’d.)
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.477%(c)	04/22/37	2,685	$2,695,618
Series 07A, Class A2R, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.857(c)	04/22/37	1,500	1,506,536
Series 2025-19A, Class A, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.107(c)	04/22/36	25,000	25,023,887
Series 2025-21A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.656(c)	07/25/38	5,000	5,016,970

Generate CLO Ltd. (United Kingdom), Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.454(c)	07/20/37	3,000	3,011,870
Golub Capital Partners CLO, Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.025(c)	10/25/37	43,000	42,978,195
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.040(c)	10/20/36	50,000	49,975,000
Series 2017-19RA, Class A2R3, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.290(c)	10/20/36	1,000	1,000,092
Series 2019-43A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	10/20/37	5,000	5,014,495
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	10/15/37	34,981	35,092,191
Series 2023-66A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.308(c)	07/25/38	1,210	1,213,725
Series 2024-76A, Class A1, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.228(c)	10/25/37	6,000	6,018,434

Greenacre Park CLO LLC, Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	07/20/37	14,300	14,325,740
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.150(c)	04/26/31	28	27,812
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	10/20/31	166	166,156

Harmony-Peace Park CLO Ltd. (United Kingdom), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/20/37	15,000	15,046,176
Harriman Park CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	07/20/38	29,000	29,084,723
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	5.499(c)	04/28/37	2,250	2,258,868
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.004(c)	04/20/34	10,000	9,999,800
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.970(c)	01/23/35	48,000	47,976,000

HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.599(c)	07/20/38	26,500	26,575,173
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	01/20/35	30,000	30,005,700
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.152(c)	04/17/34	2,624	2,624,429
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.278(c)	01/25/38	7,500	7,523,662
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-09A, Class A1R3, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.038(c)	07/25/34	42,000	41,995,796
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.924(c)	10/20/34	15,250	15,234,863
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	07/15/35	8,000	8,006,879

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.114(c)	10/20/31	2,021	2,022,479
Katayma CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.884(c)	10/20/36	4,000	4,009,066
Kings Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	5.262(c)	01/21/35	25,000	25,016,407
Series 2021-01A, Class A1R, 144A, 0	—(p)	01/21/39	25,000	25,000,000
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.356(c)	10/20/34	17,526	17,536,061
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.246(c)	04/15/34	2,700	2,700,525
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.235(c)	04/15/35	30,000	30,002,967
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	01/15/38	4,550	4,564,399
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.225(c)	01/15/38	17,750	17,797,875
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	10/20/34	50,000	49,999,025
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	10/20/37	7,500	7,525,000
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.164(c)	07/20/34	7,350	7,351,410
Series 32A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.256(c)	07/20/34	2,100	2,100,896
Series 34A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	10/20/34	11,000	11,000,133

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
LCM Ltd. (Cayman Islands), (cont’d.)
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.245%(c)	10/15/34	13,200	$13,210,613
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	01/15/38	46,000	46,141,087
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.457(c)	01/22/37	24,090	24,114,090
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	03/25/38	15,500	15,515,670
Series 2018-30A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.254(c)	07/16/37	15,400	15,450,728
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	10/15/32	3,503	3,505,246
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.264(c)	10/16/37	47,500	47,647,236
Series 2019-35A, Class A1R, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.990%)	5.136(c)	04/20/32	20,628	20,633,325
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.435(c)	04/15/37	9,695	9,729,877
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.985(c)	07/15/34	11,670	11,675,835
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.384(c)	04/18/37	1,500	1,505,952
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.138(c)	07/27/34	17,480	17,485,244
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.228(c)	10/25/37	55,650	55,819,321
Series 2024-67A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)	5.368(c)	04/25/37	9,000	9,033,010
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.384(c)	04/20/37	1,300	1,304,550
Series 2022-32A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.332(c)	10/15/37	9,500	9,496,456
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.168(c)	01/25/38	48,992	49,122,691
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.302(c)	08/15/37	10,000	10,035,837
Series 2021-16A, Class A1AR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.015(c)	04/15/34	22,550	22,537,363
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)	5.115(c)	03/15/38	3,500	3,503,422
Series 2020-03A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.443(c)	10/19/38	10,000	10,028,539
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.383(c)	10/17/34	9,450	9,455,475
Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	10/20/36	15,000	14,992,584

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	01/20/38	39,200	39,327,039
MidOcean Credit CLO LLC (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.488(c)	10/18/35	3,000	3,000,493
Mountain View CLO LLC (Cayman Islands), Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.172(c)	04/14/33	8,028	8,034,288
Mountain View CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.365(c)	04/15/34	14,945	14,960,746
MP CLO Ltd. (Cayman Islands), Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.321(c)	04/28/34	7,135	7,135,010
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.244(c)	10/19/38	26,125	26,209,731
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.114(c)	04/16/39	35,000	35,008,750
Series 2020-36RA, Class A, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.552(c)	07/20/39	12,000	12,034,188
Series 2022-48A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.948(c)	04/25/36	5,000	5,002,560
Series 2022-51A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.140(c)	10/23/36	49,790	49,808,552

New Mountain CLO Ltd. (Cayman Islands), Series CLO-03A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.214(c)	10/20/38	42,000	42,105,092
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	07/19/37	3,900	3,913,653
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.228(c)	06/15/31	7,283	7,286,875
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.091(c)	11/13/31	12,365	12,377,087
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.021(c)	09/16/31	1,500	1,506,553

Oak Hill Credit Partners Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.014(c)	04/20/38	5,670	5,667,143
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	07/15/38	19,000	19,064,784
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.285(c)	10/15/37	14,000	14,044,549
Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	07/20/38	21,500	21,572,560
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.434(c)	04/20/37	1,810	1,816,805

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ocean Trails CLO, Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.205%(c)	10/15/34	4,190	$4,191,421
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.214(c)	07/20/35	10,760	10,766,356
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	01/15/37	3,147	3,150,931

Ocean Trails CLO Ltd. (Cayman Islands), Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.294(c)	01/20/38	10,000	10,030,334
OCP CLO Ltd. (United Kingdom), Series 2023-26A, Class AR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	4.962(c)	04/17/37	45,350	45,322,962
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	01/15/37	25,500	25,482,938
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	10/20/36	40,000	39,980,112
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	07/18/37	11,750	11,782,092
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.425(c)	04/15/37	2,505	2,513,870
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.231(c)	03/20/38	25,000	25,025,000
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.130(c)	07/21/35	45,000	45,034,978

OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.344(c)	07/20/37	14,900	14,952,311
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	01/20/38	35,000	35,095,627
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	01/20/38	18,070	18,119,355
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/18/37	39,100	39,222,946

OHA Credit Partners (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/18/37	26,500	26,582,330
OHA Credit Partners Ltd. (Cayman Islands), Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	01/18/38	29,000	29,077,346
Palmer Square CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	07/20/37	21,775	21,844,203
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.134(c)	01/20/38	7,600	7,615,200
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.284(c)	07/20/37	2,175	2,182,019
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	07/20/37	5,500	5,518,114
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	07/20/38	1,500	1,505,013

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R2, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.923(c)	02/14/34	25,000	24,990,430
Park Blue CLO Ltd. (Cayman Islands), Series 2024-05A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.338(c)	07/25/37	27,600	27,688,130
Pikes Peak CLO (Cayman Islands), Series 2018-02A, Class ARR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.104(c)	10/11/34	2,400	2,400,789
Pikes Peak CLO Ltd. (United Kingdom), Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.318(c)	07/25/37	2,725	2,734,821
Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.204(c)	03/06/38	25,000	25,068,700
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.394(c)	04/16/37	1,000	1,000,602
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.346(c)	10/18/34	3,900	3,902,241
Rad CLO Ltd. (Cayman Islands),
Series 2020-07A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.232(c)	04/17/36	6,300	6,301,944
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.245(c)	01/15/38	2,000	2,005,765
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.336(c)	01/15/35	1,500	1,500,857
Series 2022-16A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.455(c)	07/15/37	14,540	14,597,440
Series 2023-19A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	03/20/38	30,000	30,091,434
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.484(c)	04/20/37	40,000	40,158,448

Reese Park CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.225(c)	01/15/38	39,300	39,405,650

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R3, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	5.050%(c)	06/20/34	25,000	$24,989,430
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.432(c)	04/17/37	2,000	2,007,143
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.295(c)	10/15/37	21,000	21,047,250
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.105(c)	01/15/33	7,439	7,446,405
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.134(c)	07/20/35	14,300	14,307,346
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.245(c)	07/15/38	5,000	5,013,822
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.408(c)	04/25/37	40,000	40,143,836
Series 2025-04A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.442(c)	07/25/38	38,000	38,106,837

Regatta Funding Ltd. (United Kingdom), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.388(c)	04/26/37	26,000	26,096,200
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.336(c)	10/20/30	148	148,080
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.306(c)	10/20/31	161	160,950
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	04/20/34	25,000	24,994,720
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.974(c)	01/20/36	10,000	10,001,676
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.316(c)	07/20/34	2,450	2,450,307
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.305(c)	01/15/38	18,000	18,054,482
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	07/20/37	14,750	14,791,335
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.196(c)	03/15/38	25,000	25,070,305
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.441(c)	03/31/38	30,000	30,095,679

Rockland Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	07/20/38	40,500	40,536,450
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.998(c)	07/25/31	785	785,745
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.176(c)	04/20/31	666	666,013
RR Ltd. (Cayman Islands),
Series 2021-17A, Class A1AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	4.975(c)	07/15/34	20,450	20,440,536
Series 2023-26A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.025(c)	04/15/38	50,000	49,975,000
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.944(c)	01/20/35	11,000	11,000,130
Series 35A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.108(c)	04/27/38	27,000	27,064,511

Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.231(c)	05/07/31	6	6,468
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37	5,000	5,013,933
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37	25,000	25,087,500
Series 2021-09A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.230(c)	01/21/38	5,250	5,267,417
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.157(c)	01/22/38	58,000	58,162,116

Signal Peak CLO Ltd., Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.408(c)	04/25/37	11,947	11,993,743
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	5.764(c)	01/20/36	2,000	2,003,953
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37	6,000	6,017,395
Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	4.924(c)	01/20/35	3,500	3,494,400
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.034(c)	10/20/34	16,800	16,801,524
Series 2017-09A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.250(c)	07/21/37	17,500	17,556,553
Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.336(c)	07/15/34	2,500	2,500,131
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.332(c)	04/17/38	1,000	1,000,955

Sixth Street CLO Ltd., Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.235(c)	10/24/37	5,790	5,807,599
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.190(c)	01/26/31	151	151,392
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.158(c)	10/26/31	2,749	2,750,611
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	4.914(c)	01/20/32	4,421	4,419,162
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.336(c)	07/15/34	2,250	2,249,972

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.432%)	5.316%(c)	07/20/34	4,100	$4,099,954
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.138(c)	01/25/32	4,956	4,958,553
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	5.115(c)	04/16/31	2,060	2,059,471
Series 2021-25A, Class A, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	5.126(c)	04/19/34	30,114	30,109,567
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R4, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.401(c)	03/24/38	24,830	24,900,535
Series 2019-02A, Class A1R2, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.154(c)	01/20/38	17,200	17,249,749
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.244(c)	01/20/38	10,000	10,031,781
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.245(c)	03/31/38	28,000	28,094,220

Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.240(c)	10/21/37	30,000	30,099,627
TIAA CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.024(c)	01/20/32	1,867	1,867,629
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.205(c)	04/15/33	8,325	8,325,374
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	01/20/38	25,000	25,087,067
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.754(c)	01/20/36	1,500	1,502,796
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.105(c)	07/15/34	1,000	1,000,000
Series 2023-01A, Class A1R, 144A, 0	—(p)	03/15/38	30,000	30,000,000
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/36	1,750	1,753,822
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	07/18/37	3,000	3,010,771

Tikehau US CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.366(c)	01/18/35	3,500	3,501,974
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	01/20/37	19,000	19,004,436
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.280(c)	07/23/37	6,500	6,516,821
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.257(c)	10/22/37	5,000	5,016,856
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.238(c)	01/25/38	14,700	14,749,130
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.614(c)	03/18/38	15,000	15,047,166
Trinitas CLO Ltd. (Cayman Islands),
Series 2019-10A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.285(c)	01/15/35	4,500	4,501,664
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.095(c)	07/15/34	45,600	45,577,410
Series 2020-14A, Class A1R2, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.958(c)	01/25/34	30,000	29,994,918
Series 2021-16A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.014(c)	07/20/34	32,500	32,496,750
Series 2021-18A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.104(c)	01/20/35	10,250	10,249,142
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.426(c)	01/15/32	175	175,503
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.994(c)	10/20/34	10,000	9,994,611
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.155(c)	07/15/32	1,720	1,721,624
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.296(c)	04/15/34	12,300	12,297,568
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.090(c)	04/25/31	351	350,606
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.166(c)	07/15/31	2,124	2,124,317
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	10/15/37	8,500	8,527,867
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.223(c)	10/17/32	7,748	7,748,315
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.425(c)	04/15/37	2,500	2,509,262
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	07/20/37	9,000	9,028,850

Voya CLO Ltd., Series 2022-03A, Class A1R2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.014(c)	10/20/36	25,000	24,988,130
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/37	1,500	1,503,327
Wellfleet CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.064(c)	04/20/34	37,000	37,000,692
Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.105(c)	01/15/35	10,000	9,998,419
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.325(c)	07/15/37	20,000	20,052,184
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/18/37	10,000	10,028,955

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.185%(c)	07/24/36	20,378	$20,377,773
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.175(c)	10/15/35	18,875	18,891,023

Wind River CLO Ltd. (Cayman Islands), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.484(c)	04/20/37	3,000	3,011,548
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.844(c)	04/16/36	3,250	3,256,579

Total Long-Term Investments (cost $5,499,112,570)				5,501,969,659

	Shares
Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $101,962,331)(wb)	101,962,331	101,962,331

TOTAL INVESTMENTS 101.3% (cost $5,601,074,901)		5,603,931,990
Liabilities in excess of other assets (1.3)%		(69,895,404)

Net Assets 100.0%		$5,534,036,586

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
N/A—Not Applicable
SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).